Estimates, Significant Accounting Policies and Balance Sheet Detials (Changes in the carrying amount of goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill, Beginning Balance	$ 5,856	$ 6,396
Goodwill acquired	2,340	156
Goodwill impairment	(370)	(689)	$ 0
Goodwill, Written off Related to Sale of Business Unit	(184)
Other		(7)
Goodwill, Ending Balance	7,642	5,856	6,396
Intrastate Transportation And Storage [Member]
Goodwill, Beginning Balance	10	10
Goodwill acquired	0	0
Goodwill impairment	0	0
Goodwill, Written off Related to Sale of Business Unit	0
Other		0
Goodwill, Ending Balance	10	10	10
Interstate Transportation and Storage [Member]
Goodwill, Beginning Balance	1,195	1,884
Goodwill acquired	0	0
Goodwill impairment	0
Goodwill, Written off Related to Sale of Business Unit	(184)
Other		0
Goodwill, Ending Balance	1,011	1,195	1,884
Midstream [Member]
Goodwill, Beginning Balance	686	688
Goodwill acquired	451	0
Goodwill impairment		0
Goodwill, Written off Related to Sale of Business Unit	0
Other		(2)
Goodwill, Ending Balance	767	686	688
Liquids Transportation And Services [Member]
Goodwill, Beginning Balance	432	432
Goodwill acquired	0	0
Goodwill impairment	0	0
Goodwill, Written off Related to Sale of Business Unit	0
Other		0
Goodwill, Ending Balance	432	432	432
Retail Marketing [Member]
Goodwill, Beginning Balance	1,445	1,272
Goodwill acquired	1,862	156
Goodwill impairment	0	0
Goodwill, Written off Related to Sale of Business Unit	0
Other		17
Goodwill, Ending Balance	3,307	1,445	1,272
Investment in Sunoco Logistics [Member]
Goodwill, Beginning Balance	1,346	1,368
Goodwill acquired	12	0
Goodwill impairment	0	0
Goodwill, Written off Related to Sale of Business Unit	0
Other		(22)
Goodwill, Ending Balance	1,358	1,346	1,368
Other Segments [Member]
Goodwill, Beginning Balance	742	742
Goodwill acquired	15	0
Goodwill impairment	0	0
Goodwill, Written off Related to Sale of Business Unit	0
Other		0
Goodwill, Ending Balance	$ 757	$ 742	$ 742